Shareholder Report, Line Graph (Details) - USD ($)			1 Months Ended	3 Months Ended	4 Months Ended	6 Months Ended	7 Months Ended	9 Months Ended	10 Months Ended	12 Months Ended	13 Months Ended	15 Months Ended	16 Months Ended	18 Months Ended	19 Months Ended	21 Months Ended	22 Months Ended	24 Months Ended	25 Months Ended	27 Months Ended	28 Months Ended	30 Months Ended	31 Months Ended	33 Months Ended	36 Months Ended	39 Months Ended	42 Months Ended	45 Months Ended	48 Months Ended	51 Months Ended	54 Months Ended	57 Months Ended	60 Months Ended	63 Months Ended	66 Months Ended	69 Months Ended	72 Months Ended	75 Months Ended	78 Months Ended	81 Months Ended	84 Months Ended	87 Months Ended	90 Months Ended	93 Months Ended	96 Months Ended	99 Months Ended	102 Months Ended	105 Months Ended	108 Months Ended	111 Months Ended	114 Months Ended	117 Months Ended	120 Months Ended
	Nov. 13, 2023	May 31, 2016	Nov. 30, 2023	Aug. 31, 2016	Feb. 29, 2024	Nov. 30, 2016	May 31, 2024	Feb. 28, 2017	Aug. 31, 2024	May 31, 2017	Nov. 30, 2024	Aug. 31, 2017	Feb. 28, 2025	Nov. 30, 2017	May 31, 2025	Feb. 28, 2018	Aug. 31, 2025	May 31, 2018	Nov. 30, 2025	Aug. 31, 2018	Feb. 28, 2026	Nov. 30, 2018	May 31, 2026	Feb. 28, 2019	May 31, 2019	Aug. 31, 2019	Nov. 30, 2019	Feb. 29, 2020	May 31, 2020	Aug. 31, 2020	Nov. 30, 2020	Feb. 28, 2021	May 31, 2021	Aug. 31, 2021	Nov. 30, 2021	Feb. 28, 2022	May 31, 2022	Aug. 31, 2022	Nov. 30, 2022	Feb. 28, 2023	May 31, 2023	Aug. 31, 2023	Nov. 30, 2023	Feb. 29, 2024	May 31, 2024	Aug. 31, 2024	Nov. 30, 2024	Feb. 28, 2025	May 31, 2025	Aug. 31, 2025	Nov. 30, 2025	Feb. 28, 2026	May 31, 2026
C000005503
Account Value [Line Items]
Accumulated Value		$ 10,000		$ 10,360		$ 10,254		$ 10,747		$ 11,084		$ 11,347		$ 11,684		$ 11,767		$ 11,774		$ 12,010		$ 11,617		$ 11,988	$ 12,092	$ 12,586	$ 12,976	$ 12,819	$ 12,800	$ 13,913	$ 14,479	$ 15,101	$ 15,798	$ 16,246	$ 16,037	$ 15,524	$ 14,725	$ 14,182	$ 14,348	$ 14,349	$ 14,599	$ 15,060	$ 15,197	$ 16,132	$ 16,514	$ 17,251	$ 17,619	$ 17,679	$ 17,802	$ 18,637	$ 19,225	$ 19,981	$ 20,430
C000049238
Account Value [Line Items]
Accumulated Value		10,000		10,355		10,248		10,736		11,066		11,322		11,645		11,720		11,720		11,955		11,555		11,915	12,010	12,494	12,865	12,709	12,682	13,771	14,324	14,932	15,614	16,049	15,831	15,316	14,514	13,976	14,129	14,121	14,355	14,798	14,933	15,824	16,187	16,913	17,263	17,297	17,418	18,225	18,789	19,513	19,939
C000049239
Account Value [Line Items]
Accumulated Value		10,000		10,351		10,236		10,712		11,029		11,280		11,597		11,665		11,657		11,886		11,476		11,826	11,912	12,380	12,752	12,588	12,551	13,622	14,158	14,747	15,418	15,833	15,606	15,093	14,292	13,755	13,897	13,886	14,095	14,537	14,647	15,524	15,873	16,557	16,892	16,923	17,016	17,805	18,340	19,038	19,447
C000244826
Account Value [Line Items]
Accumulated Value	$ 500,000		$ 514,768		$ 546,084		$ 559,447		$ 584,390		$ 597,307		$ 599,283		$ 603,928		$ 632,731		$ 652,707		$ 678,622		$ 694,370
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Accumulated Value		10,000		10,232		9,908		10,008		10,158		10,283		10,227		10,059		10,120		10,175		10,089		10,378	10,768	11,210	11,178	11,590	11,781	11,936	11,992	11,750	11,734	11,925	11,854	11,440	10,769	10,552	10,332	10,328	10,538	10,426	10,454	10,671	10,676	11,187	11,173	11,291	11,258	11,538	11,809	11,998	11,836
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Accumulated Value		10,000		10,232		9,908		10,008		10,158		10,283		10,227		10,059		10,120		10,175		10,089		10,378	10,768	11,210	11,178	11,590	11,781	11,936	11,992	11,750	11,734	11,925	11,854	11,440	10,769	10,552	10,332	10,328	10,538	10,426	10,454	10,671	10,676	11,187	11,173	11,291	11,258	11,538	11,809	11,998	11,836
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Accumulated Value		10,000		10,232		9,908		10,008		10,158		10,283		10,227		10,059		10,120		10,175		10,089		10,378	10,768	11,210	11,178	11,590	11,781	11,936	11,992	11,750	11,734	11,925	11,854	11,440	10,769	10,552	10,332	10,328	10,538	10,426	10,454	10,671	10,676	11,187	11,173	11,291	11,258	11,538	11,809	11,998	11,836
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Accumulated Value	500,000		512,174		522,826		523,046		548,095		547,386		553,193		551,599		565,284		578,594		587,826		579,914
S&P Target Date 2015 Index
Account Value [Line Items]
Accumulated Value		10,000		10,296		10,211		10,622		10,883		11,084		11,422		11,458		11,524		11,784		11,433		11,716	11,794	12,243	12,621	12,457	12,575	13,391	13,821	14,156	14,704	15,091	14,967	14,582	13,899	13,500	13,621	13,691	13,936	14,244	14,357	15,065	15,329	16,064	16,279	16,392	16,566	17,329	17,881	18,464	18,854
S&P Target Date 2015 Index
Account Value [Line Items]
Accumulated Value		10,000		10,296		10,211		10,622		10,883		11,084		11,422		11,458		11,524		11,784		11,433		11,716	11,794	12,243	12,621	12,457	12,575	13,391	13,821	14,156	14,704	15,091	14,967	14,582	13,899	13,500	13,621	13,691	13,936	14,244	14,357	15,065	15,329	16,064	16,279	16,392	16,566	17,329	17,881	18,464	18,854
S&P Target Date 2015 Index
Account Value [Line Items]
Accumulated Value		$ 10,000		$ 10,296		$ 10,211		$ 10,622		$ 10,883		$ 11,084		$ 11,422		$ 11,458		$ 11,524		$ 11,784		$ 11,433		$ 11,716	$ 11,794	$ 12,243	$ 12,621	$ 12,457	$ 12,575	$ 13,391	$ 13,821	$ 14,156	$ 14,704	$ 15,091	$ 14,967	$ 14,582	$ 13,899	$ 13,500	$ 13,621	$ 13,691	$ 13,936	$ 14,244	$ 14,357	$ 15,065	$ 15,329	$ 16,064	$ 16,279	$ 16,392	$ 16,566	$ 17,329	$ 17,881	$ 18,464	$ 18,854
S&P Target Date 2015 Index
Account Value [Line Items]
Accumulated Value	$ 500,000		$ 514,122		$ 539,483		$ 548,940		$ 575,264		$ 582,951		$ 587,017		$ 593,232		$ 620,560		$ 640,327		$ 661,188		$ 675,185